                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10555
                                   ---------

                           PIMCO Corporate Income Fund
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices)    (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: April 30
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT
4.30.04

PIMCO CORPORATE INCOME FUND

[PCN LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                               1
Performance Summary and Statistics                   2
Schedule of Investments                           3-11
Statement of Assets and Liabilities                 12
Statement of Operations                             13
Statement of Changes in Net Assets                  14
Notes to Financial Statements                    15-21
Financial Highlights                                22

[PIMCO ADVISORS LOGO]

PIMCO CORPORATE INCOME FUND LETTER TO SHAREHOLDERS

                                                                   June 15, 2004

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the PIMCO Corporate Income Fund (the "Fund") for the six-months ended April 30, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PA Fund Management LLC (formerly, PIMCO Advisors Fund Management LLC) the Fund's investment manager and Pacific Investment Management Co. LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO CORPORATE INCOME FUND PERFORMANCE SUMMARY AND STATISTICS
April 30, 2004 (unaudited)

   SYMBOL:                              PRIMARY INVESTMENTS:                 INCEPTION DATE:
   PCN                                  U.S. dollar-denominated corporate    December 21, 2001
                                        debt obligations of varying
   OBJECTIVE:                           maturities and other corporate       TOTAL NET ASSETS(1):
   Seeks to provide high current        income-producing securities.         $832.5 million
   income. Capital preservation and
   appreciation are secondary                                                PORTFOLIO MANAGERS:
   objectives.                                                               David Hinman
                                                                             Raymond Kennedy

TOTAL RETURN(2):                                            MARKET PRICE    NAV
-----------------------------------------------------------------------------------
Six Months                                                  (3.81)%          4.11%
1 Year                                                       3.78%          12.72%
Commencement of Operations (12/21/01) to 4/30/04             7.17%          13.02%

[CHART]

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (12/21/01) to 4/30/04

                 NAV        MARKET PRICE
20-Dec-2001   $    14.32     $    15.05
21-Dec-2001   $    14.30     $    15.03
28-Dec-2001   $    14.29     $    15.05
 4-Jan-2002   $    14.33     $    15.08
11-Jan-2002   $    14.50     $    15.05
18-Jan-2002   $    14.48     $    15.15
25-Jan-2002   $    14.40     $    15.00
 1-Feb-2002   $    14.40     $    15.04
 8-Feb-2002   $    14.33     $    15.03
15-Feb-2002   $    14.21     $    14.99
22-Feb-2002   $    14.06     $    14.88
 1-Mar-2002   $    14.05     $    14.85
 8-Mar-2002   $    13.96     $    15.00
15-Mar-2002   $    13.81     $    14.79
22-Mar-2002   $    13.86     $    14.44
29-Mar-2002   $    13.89     $    14.29
 5-Apr-2002   $    14.09     $    14.72
12-Apr-2002   $    14.03     $    14.65
19-Apr-2002   $    14.11     $    14.65
26-Apr-2002   $    14.13     $    14.54
30-Apr-2002   $    14.02     $    14.77
 3-May-2002   $    14.01     $    14.83
10-May-2002   $    13.85     $    14.92
17-May-2002   $    13.71     $    14.74
24-May-2002   $    13.83     $    14.77
31-May-2002   $    13.95     $    14.84
 7-Jun-2002   $    13.94     $    14.88
14-Jun-2002   $    13.85     $    14.94
21-Jun-2002   $    13.83     $    14.63
28-Jun-2002   $    13.20     $    14.76
 5-Jul-2002   $    12.98     $    14.54
12-Jul-2002   $    13.05     $    14.52
19-Jul-2002   $    12.98     $    14.39
26-Jul-2002   $    12.10     $    13.65
 2-Aug-2002   $    12.35     $    13.75
 9-Aug-2002   $    12.23     $    13.44
16-Aug-2002   $    12.01     $    13.79
23-Aug-2002   $    12.54     $    13.38
30-Aug-2002   $    12.69     $    13.55
 6-Sep-2002   $    12.72     $    14.29
13-Sep-2002   $    12.82     $    14.50
20-Sep-2002   $    12.75     $    14.32
27-Sep-2002   $    12.55     $    14.05
30-Sep-2002   $    12.54     $    13.95
 4-Oct-2002   $    12.35     $    14.23
11-Oct-2002   $    11.84     $    13.38
18-Oct-2002   $    11.71     $    12.73
25-Oct-2002   $    11.86     $    12.69
 1-Nov-2002   $    12.23     $    13.30
 8-Nov-2002   $    12.71     $    13.50
15-Nov-2002   $    12.73     $    13.85
22-Nov-2002   $    13.02     $    13.98
29-Nov-2002   $    13.00     $    13.99
 6-Dec-2002   $    13.09     $    13.55
13-Dec-2002   $    13.10     $    13.62
20-Dec-2002   $    13.40     $    13.59
27-Dec-2002   $    13.30     $    13.70
 3-Jan-2003   $    13.29     $    13.94
10-Jan-2003   $    13.63     $    14.44
17-Jan-2003   $    13.58     $    14.41
24-Jan-2003   $    13.68     $    14.88
31-Jan-2003   $    13.64     $    14.74
 7-Feb-2003   $    13.64     $    14.64
14-Feb-2003   $    13.40     $    14.69
21-Feb-2003   $    13.60     $    14.60
28-Feb-2003   $    13.79     $    14.65
 7-Mar-2003   $    13.93     $    14.73
14-Mar-2003   $    13.82     $    14.72
21-Mar-2003   $    13.59     $    14.37
28-Mar-2003   $    13.91     $    14.60
 4-Apr-2003   $    14.17     $    14.81
11-Apr-2003   $    14.12     $    14.93
18-Apr-2003   $    14.35     $    14.88
25-Apr-2003   $    14.65     $    14.95
 2-May-2003   $    14.90     $    15.14
 9-May-2003   $    15.06     $    15.15
16-May-2003   $    15.03     $    15.14
23-May-2003   $    15.14     $    15.14
30-May-2003   $    15.21     $    15.30
 6-Jun-2003   $    15.39     $    15.62
13-Jun-2003   $    15.58     $    15.75
20-Jun-2003   $    15.48     $    15.56
27-Jun-2003   $    15.36     $    15.71
 7-Jul-2003   $    15.32     $    15.83
11-Jul-2003   $    15.34     $    15.45
18-Jul-2003   $    15.18     $    14.83
25-Jul-2003   $    15.05     $    15.12
 1-Aug-2003   $    14.51     $    14.02
 8-Aug-2003   $    14.64     $    14.55
15-Aug-2003   $    14.30     $    13.94
22-Aug-2003   $    14.61     $    14.03
29-Aug-2003   $    14.71     $    14.11
 5-Sep-2003   $    14.87     $    14.44
12-Sep-2003   $    14.92     $    14.67
19-Sep-2003   $    15.12     $    14.84
26-Sep-2003   $    15.23     $    14.86
 3-Oct-2003   $    15.20     $    15.16
10-Oct-2003   $    15.19     $    15.00
17-Oct-2003   $    15.24     $    15.05
24-Oct-2003   $    15.36     $    15.22
31-Oct-2003   $    15.38     $    15.43
 7-Nov-2003   $    15.32     $    15.44
14-Nov-2003   $    15.46     $    15.35
21-Nov-2003   $    15.51     $    15.58
28-Nov-2003   $    15.43     $    15.65
 5-Dec-2003   $    15.68     $    15.64
12-Dec-2003   $    15.61     $    15.78
19-Dec-2003   $    15.75     $    15.80
26-Dec-2003   $    15.32     $    15.60
 2-Jan-2004   $    15.27     $    15.86
 9-Jan-2004   $    15.71     $    16.05
16-Jan-2004   $    15.65     $    16.09
23-Jan-2004   $    15.66     $    16.10
30-Jan-2004   $    15.47     $    15.81
 6-Feb-2004   $    15.42     $    15.73
13-Feb-2004   $    15.46     $    15.70
20-Feb-2004   $    15.38     $    15.46
27-Feb-2004   $    15.47     $    15.56
 5-Mar-2004   $    15.62     $    15.54
12-Mar-2004   $    15.52     $    15.59
19-Mar-2004   $    15.51     $    15.64
26-Mar-2004   $    15.47     $    15.60
 2-Apr-2004   $    15.31     $    15.45
 9-Apr-2004   $    15.33     $    14.80
16-Apr-2004   $    15.10     $    14.13
23-Apr-2004   $    15.03     $    14.07
30-Apr-2004   $    14.91     $    13.81

MARKET PRICE/NET ASSET VALUE:

Market Price                       $ 13.81
-------------------------------------------
Net Asset Value                    $ 14.91
-------------------------------------------
Discount to Net Asset Value           7.38%
-------------------------------------------
Market Price Yield(3)                 9.23%
-------------------------------------------

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at April 30, 2004.

PIMCO CORPORATE INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)            VALUE
CORPORATE BONDS & NOTES - 75.9%

AIRLINES - 4.9%
           American Airlines, Inc., pass thru certificates,
$   3,606   6.978%, 4/1/11                                                   Baa2/A-       $    3,656,176
    2,000   7.024%, 10/15/09, Ser. 99-1                                     Baa3/BBB+           2,018,924
           Continental Airlines, Inc., pass thru certificates,
   10,000   6.503%, 6/15/11, Ser. 01-1                                        Baa3/A            9,685,442
    3,035   7.056%, 9/15/09, Ser. 99-2                                        Baa3/A            3,066,196
    2,500   7.487%, 10/2/10, Ser.00-2                                         Baa3/A            2,520,220
    4,330  Northwest Airlines Corp., pass thru certificates,
            7.575%, 3/1/19, Ser. 992A                                        Baa2/A+            4,427,406
           United Airlines, Inc., pass thru certificates,
    6,500   6.201%, 9/1/08, Ser. 01-1                                        NR/BBB-            5,782,099
    4,908   7.186%, 4/1/11, Ser. 00-2 (e)                                    NR/BBB-            4,374,568
    5,600   7.73%, 7/1/10, Ser. 00-1 (e)                                     NR/BBB-            4,930,826
      700  United Airlines, Inc., 10.36%, 11/13/12, Ser. 91C (a)              NR/D                339,500
                                                                                           --------------
                                                                                               40,801,357
                                                                                           ==============
AUTOMOTIVE - 2.5%
    2,000  Auburn Hills Trust, 12.375%, 5/1/20                                A3/BBB            2,934,884
    2,000  DaimlerChrysler NA Holding Corp.,
            1.91%, 9/26/05, Ser MTND (d)                                      A3/BBB            2,013,134
    5,000  Ford Motor Co., 9.98%, 2/15/47                                   Baa1/BBB-           6,066,900
    5,000  General Motors Corp. 8.375%, 7/5/33                               Baa1/BBB           6,772,922
    1,000  Hertz Corp., 7.625%, 6/1/12                                      Baa2/BBB-           1,070,051
    1,500  Hyundai Auto Receivables Trust,
            4.06%, 10/15/10 Ser. 2003-A                                      Baa2/BBB           1,513,633
                                                                                           --------------
                                                                                               20,371,524
                                                                                           ==============
BANKING - 1.3%
    5,500  Colonial Bank, 9.375%, 6/1/11                                     Ba1/BBB-           6,465,058
    1,700  Fifth Third Capital Trust I, 8.136%, 3/15/27, Ser A                Aa3/NR            1,873,424
    1,000  Riggs Capital Trust, 8.625%, 12/31/26, Ser. A                     Ba2/CCC+           1,005,000
    1,750  Riggs National Corp., 9.65%, 6/15/09                               Ba2/B-            1,868,125
                                                                                           --------------
                                                                                               11,211,607
                                                                                           ==============
CONTAINERS - 0.4%
    3,000  Ball Corp., 6.875%, 12/15/12                                       Ba3/BB            3,180,000
                                                                                           --------------
DIVERSIFIED MANUFACTURING - 0.4%
      500  Hutchison Whampoa International Ltd., 6.50%, 2/13/13
            (acquired 9/12/03; cost-$508,914) (b) (c)                          A3/A-              491,674
    3,074  Tyco International Group SA,
            4.375%-7.00%, 11/19/04-6/15/28                                   Ba2/BBB-           3,234,047
                                                                                           --------------
                                                                                                3,725,721
                                                                                           ==============
ELECTRONICS - 1.0%
    7,650  Ipalco Enterprises, Inc., 7.375%-7.625%, 11/14/08-11/14/11        Ba1/BB-            8,529,750
                                                                                           --------------
ENERGY - 5.4%
    5,072  East Coast Power LLC, 6.737%-7.066, 3/31/08-3/31/12, Ser B       Baa3/BBB-           5,073,794
    1,000  Edison Mission Energy, 7.73%, 6/15/09                               B2/B               950,000
    1,000  GG1C Funding Corp., 5.129%, 1/15/14
            (acquired 4/10/04; cost-$1,000,000) (b) (c)                     Baa3/BBB-             987,696
    2,500  Georgia Power Company, 1.30%, 2/17/09, Ser U                        A2/A             2,500,868
    5,000  MidAmerican Energy Hldgs., 5.875%, 10/1/12                       Baa3/BBB-           5,176,920

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)            VALUE
---------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
$   2,000  Northern State Pwr., 8.00%, 8/28/12, Ser B                        A2/BBB+       $    2,408,928
    1,850  PG&E Gas Transmission, 7.10%, 6/1/05                               Ba1/CC            1,914,750
    2,719  Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A         Ba1/BBB-           3,099,660
      250  Transcontinental Gas Pipe Corp., 8.875%, 7/15/12                   B1/B+               292,500
    1,000  TXU Corp., 6.375%, 6/15/06, Ser. J                                Ba1/BBB-           1,068,000
    5,070  TXU Energy Co., 7.00%, 3/15/13                                    Baa2/BBB           5,613,798
   15,000  Williams Cos., Inc., 7.125%-8.75%, 9/1/11-3/15/32                  B3/B+            15,375,000
                                                                                           --------------
                                                                                               44,461,914
                                                                                           ==============
FINANCIAL SERVICES - 3.0%
    8,747  Beaver Valley Funding Corp., 8.625%-9.00%, 6/1/07-6/1/17          Baa3/BB+           9,957,204
    1,000  BlueWater Finance Ltd., 10.25%, 2/15/12                             B1/B             1,040,000
    1,000  Goldman Sachs Group, 1.28%, 1/9/07 Ser MTN1 (d)                    Aa3/A+            1,001,279
    1,300  Mizuho JGB Investment LLC
            9.87%, 12/1/49 (acquired 5/16/03; cost-$1,380,800) (b) (c)       Baa3/B+            1,503,549
      300  Mizuho Preferred Capital Co.,LLC, 8.79%, 12/1/49
            (acquired 8/26/03; cost-$299,070) (b) (c)                        Baa3/B+              333,000
    1,000  Morgan Stanley, 1.28%, 1/12/07 (d)                                 Aa3/A+            1,001,533
    2,498  Morgan Stanley Capital I Inc., 1.23%, 4/15/16
            (acquired 3/4/04; cost-$2,498,347) FRN (b) (c)                     NR/NR            2,492,978
    5,000  Sets Trust No. 2002-3, 8.85%, 4/2/07
            (acquired 3/5/02; cost-$5,000,000) (a) (b) (c)                     NR/NR            5,506,873
    2,750  Cox Communications STEERS-2002-26, 5.0%, 11/19/02
            (acquired 6/24/02; cost-$2,750,000) (a) (b) (c)                    NR/NR            2,503,289
                                                                                           --------------
                                                                                               25,339,705
                                                                                           ==============
FINANCING - 4.3%
    3,500  Ford Motor Credit Co., 5.80%-7.00%, 1/25/07-10/1/13               A3/BBB-            3,615,307
    1,180  General Electric Capital Corp., 8.30%, 9/20/09                    Aaa/AAA            1,402,475
   10,000  General Motors Acceptance Corp.,
            6.125%-6.875%, 8/28/07-9/15/11                                    A3/BBB           10,543,119
    8,000  General Motors Acceptance Corp.,
            1.995%-6.875%, 10/20/05-9/15/11 Ser. MTN                          A3/BBB            8,024,538
    6,265  Household Finance Corp., 7.20%-7.65%, 7/15/06-5/15/07               A1/A             6,859,505
    1,741  Midland Funding II, 11.75%, 7/23/05 Ser. A                        Ba3/BB-            1,837,008
    2,990  Tokai Preferred Capital Co LLC., 9.98%, 12/29/49
            (acquired 5/16/03-8/25/03; cost-$3,170,125) (b) (c)              Baa3/B+            3,464,214
                                                                                           --------------
                                                                                               35,746,166
                                                                                           ==============
FOOD & BEVERAGE - 0.2%
    2,000  Anheuser Busch Cos. Inc., 5.00%, 3/1/19                            A1/A+             1,890,656
                                                                                           --------------
FOOD SERVICES - 0.9%
    6,197  Yum! Brands, Inc., 7.45%-8.875%, 4/15/11-5/15/05                 Baa3/BBB-           7,513,888
                                                                                           --------------
HEALTHCARE & HOSPITALS - 1.6%
           HEALTHSOUTH Corp.,
    5,000   8.375%, 10/1/11                                                   NR/NR             5,075,000
    2,000   7.00%, 6/15/08                                                    Caa2/D            1,990,000
    1,510  Manor Care, Inc., 8.00%, 3/1/08                                   Ba1/BBB            1,693,087
    5,000  Tenet Healthcare Corp., 6.375%, 12/01/11                           B3/B-             4,387,500
                                                                                           --------------
                                                                                               13,145,587
                                                                                           ==============
HOTELS/GAMING - 5.0%
    2,000  Harrah's Operating Co., Inc., 8.00%, 2/1/11                      Baa3/BBB-           2,313,566
    2,000  Hilton Hotels Corp., 7.625%, 12/1/12                              Ba1/BBB-           2,245,000
    1,500  Host Marriot LP, 9.50%, 1/15/07, Ser. I                            Ba3/B+            1,672,500

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)            VALUE
---------------------------------------------------------------------------------------------------------
HOTELS/GAMING (CONTINUED)
           Mandalay Resort Group
$   1,471   6.45%, 2/1/06                                                    Ba2/BB+       $    1,544,550
    1,000   6.50%, 7/31/09                                                   Ba2/BB+            1,050,000
      500   9.375%, 2/15/10                                                  Ba3/BB-              582,500
   12,190  MGM Mirage, Inc., 6.75%-8.50%, 2/1/08-9/15/10                     Ba1/BB+           13,565,925
           Park Place Entertainment Corp.,
    4,000   7.875%-8.125%, 12/15/05-5/15/11                                  Ba2/BB-            4,350,000
    3,000   8.50%, 11/15/06                                                  Ba1/BB+            3,300,000
           Starwood Hotels & Resorts,
   10,055   6.75%-7.875%, 5/1/07-11/15/15                                    Ba1/BB+           10,730,025
                                                                                           --------------
                                                                                               41,354,066
                                                                                           ==============
INSURANCE - 0.5%
    2,300  Dai-Ichi Mutual Life, 5.73%, 3/17/14
            (acquired 3/10/04; cost-$2,301,553) (b) (c)                       NA/BBB+           2,244,722
    1,500  Residential Reinsurance Ltd., 6.09%, 6/8/06
            (acquired 3/3/03; cost-$1,146,422) (a) (b) (c)                    Ba2/BB+           1,533,750
                                                                                           --------------
                                                                                                3,778,472
                                                                                           ==============
MANUFACTURING - 0.1%
      500  Dresser, Inc., 9.375%, 4/15/11                                      B2/B               542,500
                                                                                           --------------
MEDICAL PRODUCTS - 0.1%
    1,000  Fresenius Medical Care AG, 7.875%, 6/15/11                        Ba2/BB-            1,100,000
                                                                                           --------------
MISCELLANEOUS - 2.9%
    5,545  Cedar Brakes II LLC., 8.50%-9.875%, 9/1/13-2/15/14                Caa1/CCC+          5,551,268
    8,900  Merit Securities Corp., 7.88%, 12/28/33 (d)                        Aaa/NR            8,623,020
    2,000  Preferred Term Securities XIII, 1.66%, 3/24/34
            (acquired 3/9/04; cost-$2,000,000) (a) (b) (c) (d)               Aaa/AAA            2,000,000
    4,346  Small Business Administration, 6.44%, 6/1/21                       NR/NR             4,657,072
    3,500  Dow Jones TRAC-X North America High Yield Index,
            7.375%, 3/25/09 (acquired 1/26/04, cost-$37,039,600)
            (b) (c) (h)                                                        B3/NA            3,425,625
                                                                                           --------------
                                                                                               24,256,985
                                                                                           ==============
MULTI-MEDIA - 7.3%
    8,000  AOL Time Warner Inc., 6.875%-7.70%, 5/1/12-5/1/32                Baa1/BBB+           8,866,616
    5,105  British Sky Broadcasting Group,
            6.875%-7.30%, 10/15/06-7/15/09                                  Baa3/BBB-           5,629,413
    1,000  CF Cable TV, Inc., 9.125%, 7/15/07                                Ba3/BB-            1,045,330
      925  Continental Cablevision, Inc., 9.00%, 9/1/08                     Baa3/BBB            1,090,368
           CSC Holdings Inc.
    6,625   7.25%-8.125%, 7/15/08-4/1/11, Ser. B                              B1/BB-            7,084,375
    1,000   7.25%, 7/15/08                                                    B1/BB-            1,047,500
           Comcast Corp.,
    8,500   6.50%-8.375%, 11/1/05-1/15/15                                    Baa3/BBB           9,196,689
    2,250   10.625%, 7/15/12                                                 Ba2/BBB-           2,870,719
    6,000  DIRECTV Holdings Corp., 8.375%, 3/15/13                            B1/BB-            6,735,000
    1,610  News America, Inc., 6.75%, 1/9/38                                Baa3/BBB-           1,799,249
    7,450  News America Holdings Inc., 7.43%, 10/1/26                       Baa3/BBB-           8,332,005
    5,500  Time Warner Inc., 6.625%- 9.125%, 1/15/13-5/15/29                Baa1/BBB+           6,672,088
                                                                                           --------------
                                                                                               60,369,352
                                                                                           ==============

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)            VALUE
---------------------------------------------------------------------------------------------------------
OIL & GAS - 9.0%
$   1,000  AmeriGas Partners, L.P., 8.875%, 5/20/11                           B2/BB-       $    1,102,500
      600  Barrett Resources Corp., 7.55%, 2/1/07                             B3/B+               645,000
    2,662  BP Amoco PLC, 10.875%, 7/15/05                                    Aa1/AA+            2,931,163
    2,000  Cheaspeake Energy Corp., 8.375%, 11/1/08                          Ba3/BB-            2,202,500
    2,000  Florida Gas Transmission, 7.00%, 7/17/12
            (acquired 2/10/03; cost-$2,125,517) (b) (c)                      Baa2/BBB           2,065,730
    3,000  Forest Oil Corp., 8.00%, 6/15/08-12/15/11                          Ba3/BB            3,320,000
    3,750  Hanover Equipment Trust, 8.50%, 9/1/08                             B2/B+             3,993,750
    2,000  Kerr-McGee Corp., 8.125%, 10/15/05                                Baa3/BBB           2,136,502
    4,915  Pioneer Natural Resource Co., 6.50%-8.25%, 8/15/07-1/15/08       Baa3/BBB-           5,538,971
    2,550  Pemex Project Funding Master Trust 8.00%-8.625%,
            11/15/11-2/1/22                                                 Baa1/BBB-           2,755,200
    1,300  Pogo Producing Co., 8.25%-8.75%, 5/15/07-4/15/11, Ser. B           Ba3/BB            1,465,750
           Reliant Energy Resources Corp.,
    9,200   6.50%-7.75%, 2/1/08-2/15/11                                      Ba1/BBB            9,872,986
    4,000   8.125%, 7/15/05, Ser. B                                          Ba1/BBB            4,245,304
      300  SESI LLC, 8.875%, 5/15/11                                          B1/BB-              326,250
   10,000  TIERS Principal Protected Trust, 8.41%, 3/22/07
            (acquired 4/8/02; cost-$10,000,000) (a) (b) (c) (g) (h)          Ba3/BB-            9,967,577
    4,000  TXU Gas Capital I, 2.46%, 7/1/28                                  Ba1/BB+            3,644,856
    2,000  USX Corp., 9.375%, 2/15/12                                       Baa1/BBB+           2,533,846
    5,000  Valero Energy Corp., 6.875%, 4/15/12                              Baa3/BBB           5,537,510
    5,000  Weatherford International, Inc., 6.625%, 11/15/11                Baa1/BBB+           5,481,970
    1,515  Western Gas Resources, Inc., 10.00%, 6/15/09                      Ba3/BB-            1,598,325
    3,500  XTO Energy Inc. 6.25%, 4/15/13                                   Baa3/BBB-           3,735,571
                                                                                           --------------
                                                                                               75,101,261
                                                                                           ==============
PAPER/PAPER PRODUCTS - 2.7%
    9,140  Boise Cascade Corp., 7.315%-9.45%, 2/1/08-11/1/09                  Ba2/BB           10,039,630
    6,662  Donohue Forest Products 7.625%, 5/15/07                            Ba2/BB            7,001,422
           Georgia-Pacific Corp.,
    1,500   8.125%-9.50%, 5/15/11-6/15/23                                    Ba3/BB+            1,601,250
    2,500   8.125%, 6/15/23                                                   Ba3/NR            2,587,500
      500  International Paper Co., 6.75%, 9/1/11                            Baa2/BBB             550,157
      850  Norske Skogindustrier ASA, 6.125%, 10/15/15
            (acquired 4/14/04; cost-$861,935) (b) (c)                       Baa3/BBB-             853,361
                                                                                           --------------
                                                                                               22,633,320
                                                                                           ==============
PHARMACEUTICALS - 0.1%
    1,000  Wyeth, 6.50%, 2/1/34                                               Baa1/A            1,001,670
                                                                                           --------------
PIPELINES - 0.5%
           Dynergy-Roseton Danskamme,
    1,750   7.27%, 11/08/10, Ser. A                                           Caa2/B            1,672,344
    3,000   7.67%, 11/08/16, Ser. B                                           Caa2/B            2,701,875
                                                                                           --------------
                                                                                                4,374,219
                                                                                           ==============
PRINTING/PUBLISHING - 0.6%
    4,750  Quebecor World Inc., 6.125%, 11/15/13                            Baa3/BBB-           4,682,336
                                                                                           --------------
RETAIL - 0.4%
    3,000  Ingles Markets, Inc., 8.875%, 12/1/11                              Ba3/B+            3,127,500
                                                                                           --------------
TELECOMMUNICATIONS - 12.8%
   12,500  AT&T Corp., 7.30%-8.00%, 11/15/11-11/15/31                        Baa2/BBB          13,547,050
    5,000  AT&T Wireless Services Inc., 7.875%-8.75%, 3/1/11-3/1/31          Baa2/BBB           5,766,845
    8,000  Citizens Communications Co., 6.375%-9.25%, 6/1/06-5/15/11         Baa2/BBB           8,448,904

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)                   VALUE
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
$  10,000   Deutsche Telekom International, 8.00%, 6/15/10                   Baa2/BBB+            $   11,830,190
    1,950   Echostar Broadband Corp., 10.375%, 10/1/07                        Ba3/BB-                  2,118,188
    1,950   Echostar DBS Corp., 9.125%, 1/15/09                               Ba3/BB-                  2,193,750
   10,500   France Telecom, 7.75%-8.50%, 3/1/11-3/1/31                       Baa2/BBB+                12,480,768
    1,351   MCI Communications Corp. 5.908%-7.735%                             NR/NR                   1,301,370
    3,600   Orange plc, 9.00%, 6/1/09                                        Baa1/BBB+                 3,780,864
            PanAmSat Corp.,
    3,250    6.125%-6.375%, 1/15/05-1/15/08                                   Ba2/BB                   3,353,750
    4,000    8.50%, 2/1/12                                                    Ba3/B+                   4,540,000
      750   PCCW Capital No 2 Ltd., 6.00%, 7/15/13
             (acquired 7/10/03; cost-$746,705) (b) (c)                       Baa2/BBB                    758,208
   12,860   Quest Capital Funding, 7.25%, 2/15/11                            Caa2/CCC+                10,545,200
   23,900   Sprint Capital Corp. (FON Group),
             6.125%-7.625%, 11/15/08-11/15/28                                Baa3/BBB-                25,841,532
                                                                                                  --------------
                                                                                                     106,506,619
                                                                                                  ==============
TOBACCO - 0.1%
    1,000   Golden St. Tobacco Securitization Corp. Rev., 6.25%, 6/1/33      Baa2/BBB                    934,210
                                                                                                  --------------
UTILITIES - 5.6%
    2,000   CMS Energy Corp., 8.90%, 7/15/08                                   B3/B+                   2,130,000
      500   Consumers Energy, Inc., 6.375%, 2/1/08
             (acquired 2/19/03; cost-$504,524) (b) (c)                       Baa3/BBB-                   536,530
    2,500   First Energy Corp., 7.375%, 11/15/31                             Baa3/BB+                  2,633,613
    4,500   Kansas Gas & Electric Co., 6.20%, 1/15/06                         Ba1/BB+                  4,725,000
    4,000   Midwest Generation, LLC, 8.56%, 1/2/16, Ser B                      B2/B                    4,120,000
    4,000   Pacific Gas & Electric Corp., 1.81%, 4/3/06 (d)                  Baa2/BBB                  4,002,036
            PSEG Energy Holdings,
    7,960    8.50%-8.625%, 2/15/08-6/15/11                                    Ba3/BB-                  8,720,200
    1,500    5.50%, 12/1/15                                                  Baa1/BBB                  1,456,722
    2,000   Potomac Electric Power Co., 6.25%, 10/15/07                        A3/A-                   2,152,134
      500   Public Service Electric & Gas Co.,
             4.00%, 11/1/08, Ser. MTNC                                         A3/A-                     498,798
    6,191   South Point Energy Center, 8.40%, 5/30/12
             (acquired 12/21/01-7/18/03; cost-$5,474,245) (b) (c)              B2/B                    5,637,901
    3,500   Southern California Edison Co., 8.00%, 2/15/07                   Baa2/BBB                  3,926,797
    3,500   Tucson Electric Power, 7.50%, 8/1/08, Ser. B                     Ba2/BBB-                  3,640,000
    2,000   Westar Energy Inc., 8.50%, 7/1/22                                Ba1/BBB-                  2,070,000
                                                                                                  --------------
                                                                                                      46,249,731
                                                                                                  ==============
WASTE MANAGEMENT - 2.3%
    3,745   Allied Waste North America,
             7.625%-8.500%, 1/1/06-12/1/08, Ser. B                            Ba3/BB-                  4,086,138
   13,000   Waste Management, Inc., 7.375%-7.65%, 8/1/10-3/15/11             Baa3/BBB                 14,842,172
                                                                                                  --------------
                                                                                                      18,928,310
                                                                                                  ==============
Total Corporate Bonds & Notes (cost-$610,010,854)                                                    630,858,426
                                                                                                  ==============

SOVEREIGN DEBT OBLIGATIONS - 8.7%

BRAZIL - 0.9%
    4,016   Federal Republic of Brazil, 2.00%, 4/15/06, Ser. EI-L, FRN         B2/B+                   3,872,665
    4,181   Federal Republic of Brazil, 8.00%, 4/15/14                         B2/B+                   3,863,514
                                                                                                  --------------
                                                                                                       7,736,179
                                                                                                  ==============

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)                   VALUE
----------------------------------------------------------------------------------------------------------------
COLUMBIA - 0.4%
$   2,900   Republic of Columbia, 10.00%-10.50%, 7/9/10-1/23/12               Ba2/BB              $    3,169,500
                                                                                                  --------------
GUATEMALA - 0.4%
    3,000   Republic of Guatemala, 9.25%, 8/1/13
             (acquired 10/8/03; cost-$3,212,865) (b) (c)                      Ba2/BB-                  3,345,000
                                                                                                  --------------
MEXICO - 1.5%
   11,400   United Mexican States, 8.30%-8.375%, 1/14/11-8/15/31            Baa2/BBB-                 12,799,700
                                                                                                  --------------
PANAMA - 1.6%
   11,595   Republic of Panama, 9.375%-9.625%, 2/8/11-7/23/12                 Ba1/BB                  13,026,112
                                                                                                  --------------
PERU - 1.8%
   14,090   Republic of Peru, 9.125%-9.875%, 2/21/12-2/6/15                   Ba3/BB-                 15,096,200
                                                                                                  --------------
RUSSIA - 0.7%
    6,655   Russian Federation, 5.00%, 3/31/30, Ser. REGS                     Ba3/BB                   6,119,273
                                                                                                  --------------
SOUTH AFRICA - 1.2%
    8,120   Republic of South Africa, 7.375%-9.125%, 5/19/09-4/25/12         Baa2/BBB                  9,612,300
                                                                                                  --------------
UKRAINE REPUBLIC - 0.2%
    1,560   Republic of Ukraine, 11.00%, 3/15/07                               B1/B                    1,569,288
                                                                                                  --------------
Total Sovereign Debt Obligations (cost-$72,500,140)                                                   72,473,552
                                                                                                  ==============

MORTGAGE-BACKED SECURITIES - 2.0%

    3,500   Chase Commercial Mortgage Securities Corp.,
             6.887%, 10/15/32 (acquired 2/24/04;
             cost-$3,140,763) (b) (c)                                         NR/BB+                   3,147,188
    2,574   CS First Boston Mortgage Securities Corp.,
             1.42%, 5/25/43 (acquired 3/2/04; cost-$2,573,729) (b) (c)        NR/BB+                   2,567,696
    6,000   Lehman Brothers Floating Rate Commercial Mortgage Trust,
             2.44%-2.74%, 11/19/12
             (acquired 2/25/04; cost-$5,988,511) (b) (c)                      NR/BBB+                  6,003,690
            Merrill Lynch Mortgage Investors, Inc.,
    2,805    6.76%, 12/15/30                                                 Baa3/BBB                  3,029,009
    2,000    7.05%, 2/15/30                                                  Baa3/BBB-                 2,152,453
                                                                                                  --------------
Total Mortgage-Backed Securities (cost-$17,088,552)                                                   16,900,036
                                                                                                  ==============

LOAN PARTICIPATIONS (a) (c) (f) - 2.9%

CONTAINERS - 0.6%

      150   Jefferson Stone Container, 4.375%, 6/30/09
             (Deutshe Bank Trust Co.) (acquired 3/30/04; cost-$149,864)        NR/NR                     151,175
    3,000   Owens-Illinois Group, Inc., 3.87%, 4/1/08
             (Morgan Stanley Senior Funding, Inc.)
             (acquired 3/12/04; cost-$3,014,845)                               NR/NR                   3,024,108
    1,464   Stone Container Corp., 5.188%, 3/31/06
             (Deutshe Bank Trust Co.) (acquired 7/18/02; cost-$1,464,685)      NR/NR                   1,477,501
                                                                                                  --------------
                                                                                                       4,652,784
                                                                                                  ==============

ENERGY - 0.2%
    1,428   AES Corp. 5.13%-5.32%, 7/29/08
             (Bank of America) (acquired 7/28/03; cost-$1,260,418)             NR/NR                   1,449,889
                                                                                                  --------------

MULTI-MEDIA - 0.2%
            Adelphia Century Cable
    1,000    4.87%, 6/30/09 (Bank of America)
             (acquired 2/27/02; cost-$994,440)                                 NR/NR                   1,000,006

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)                   VALUE
----------------------------------------------------------------------------------------------------------------
MULTI-MEDIA (CONTINUED)
$   1,500    4.99%, 6/30/09 (Morgan Stanley Senior Funding, Inc.)
             (acquired 2/27/02; cost-$1,490,246)                               NR/NR              $    1,455,202
                                                                                                  --------------
                                                                                                       2,455,208
                                                                                                  ==============

PRINTING/PUBLISHING - 0.5%
    2,025   Readers Digest Association Inc.,
             4.16%-4.38%, 5/15/08 (JPMorgan Chase)
             (acquired 7/2/02; cost-$2,026,733)                                NR/NR                   2,044,374
    1,960   RH Donnelley Corp., 7.25%, 6/30/10 (Deutsche Bank Trust Co.)
             (acquired 12/4/02-8/1/03; cost-$3,934,520)                        NR/NR                   1,991,784
                                                                                                  --------------
                                                                                                       4,036,158
                                                                                                  ==============

TELECOMMUNICATIONS - 1.4%
    1,772   Dex Media East LLC, 4.00%, 6/30/09 (JPMorgan Chase)
             (acquired 3/31/04; cost-$1,772,518)                               NR/NR                   1,802,429
    9,500   Qwest Corp., 6.50%, 6/30/07 (Credit Suisse First Boston)
             (acquired 1/28/04; cost-$9,964,637)                               NR/NR                   9,906,258
                                                                                                  --------------
                                                                                                      11,708,687
                                                                                                  ==============
Total Loan Participations (cost-$21,547,026)                                                          24,302,726
                                                                                                  ==============

U.S. GOVERNMENT AGENCY SECURITIES - 0.4%

    3,364   Freddie Mac, 7.50%, 10/25/43 (cost-$3,661,432)                    Aaa/AAA                  3,621,999
                                                                                                  --------------

PREFERRED STOCK - 0.6%

 SHARES
---------
MULTI-MEDIA - 0.6%
       46   CSC Holdings Inc., 11.125%, 4/1/08 Ser. M (cost $4,207,563)        WR/B                    4,801,250
                                                                                                  --------------

COMMON STOCK - 0.1%

TELECOMMUNICATIONS - 0.1%
       61   MCI Inc. (cost-$3,579,253)                                                                   870,595
                                                                                                  --------------

SHORT-TERM INVESTMENTS - 9.4%

CORPORATE NOTES - 5.4%

PRINCIPAL
   AMOUNT
    (000)
---------
AIRLINES - 0.4%
$   4,011   United Airlines, Inc., pass thru certificates,
             1.39%, 3/2/04, Ser. 97A (d)                                       WR/B                    3,662,682
                                                                                                  --------------
DIVERSIFIED MANUFACTURING - 0.3%
    2,000   Tyco International Group SA., 4.375%, 11/19/04                   Ba2/BBB-                  2,422,061
                                                                                                  --------------
ELECTRONICS - 0.9%
    7,690   Edison International, Inc., 6.875%, 9/15/04                      Ba2/BB+                   7,834,188
                                                                                                  --------------
FINANCIAL SERVICES - 0.4%
    3,000   Redwood Capital II Ltd., 4.96%, 1/9/06
             (acquired 3/21/02; cost-$3,000,000) (a) (b) (c) (d)              NR/BB+                   3,007,710
                                                                                                  --------------

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)                   VALUE
----------------------------------------------------------------------------------------------------------------
FINANCING - 0.4%
$   3,000   Bombardier Capital, Inc., 7.50%, 8/15/04
             (acquired 5/7/03; cost-$3,007,133) (b) (c)                      Baa3/BBB-            $    3,051,717
                                                                                                  --------------
HEALTHCARE & HOSPITALS - 0.8%
    5,470   HCA Inc., 9.00%, 12/15/04 Ser. MTN                               Ba1/BBB-                  6,439,082
                                                                                                  --------------
HOTELS/GAMING - 0.1%
      450   MGM Mirage, Inc., 6.625%, 2/1/05                                 Ba1/BB+                     466,312
                                                                                                  --------------
INSURANCE - 0.1%
    1,000   Trinom Ltd., 9.11%, 6/18/04, Ser A1
             (acquired 9/24/03; cost-$1,006,619) (a) (b) (c)                   NR/BB                   1,004,200
                                                                                                  --------------
MISCELLANEOUS - 1.7%
    2,000   Gemstone Investors Ltd., 7.71%, 10/31/04
             (acquired 5/8/02; cost-$2,003,571) (a) (c)                      Caa1/CCC+                 2,032,500
   12,100   HBOS Treasury Services plc, 3.952%, 2/2/04 Ser. EMTN              Aa2/AA                  12,076,541
                                                                                                  --------------
                                                                                                      14,109,041
                                                                                                  ==============

TRANSPORT SERVICES - 0.3%
    2,125   FedEx Corp., 1.39%, 4/1/05
             (acquired 3/22/04; cost-$2,125,000) (b) (c)                     Baa2/BBB                  2,125,208
                                                                                                  --------------
Total Corporate Notes (cost-$43,985,794)                                                              44,122,201
                                                                                                  ==============

COMMERCIAL PAPER - 2.7%

BANKING - 2.4%
   17,200   Danske Corp., 1.025%, 6/21/04                                    P-1/A-1+                 17,175,024
      600   European Investment Bank, 1.01%, 6/15/04                           NR/NR                     599,243
    2,400   Royal Bank of Scotland, 1.05%, 6/28/04                           P-1/A-1+                  2,395,940
                                                                                                  --------------
                                                                                                      20,170,207
                                                                                                  ==============

PHARMACEUTICALS - 0.3%
    1,800   Pfizer Inc., 1.01%, 6/8/04-6/15/04                                 NR/NR                   2,197,305
                                                                                                  --------------
Total Commercial Paper (cost-$22,367,512)                                                             22,367,512
                                                                                                  ==============

U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 0.9%
    7,800   Fannie Mae, 1.025%-1.06%, 6/23/04-7/7/04 (cost-$7,781,690)        Aaa/AAA                  7,781,690
                                                                                                  --------------

U.S. TREASURY BILLS (j) - 0.1%
      700   0.932%-1.01%, 6/3/04 (cost-$699,398)                              Aaa/AAA                    699,398
                                                                                                  --------------

REPURCHASE AGREEMENTS - 0.3%
    2,380   State Street Bank & Trust Co.
            dated 4/30/04, 0.80%, due 5/3/04,
            proceeds:$2,380,157; collateralized by Fannie Mae, 8/30/04,
            valued at $2,428,459 (cost-$2,380,000)                                                     2,380,000
                                                                                                  --------------
Total Short-Term Investments (cost-$77,214,394)                                                       77,350,801
                                                                                                  ==============

TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN (cost-$809,809,214+) - 100.0%                         831,179,385
                                                                                                  ==============

CONTRACTS                                                                                                  VALUE
CALL OPTIONS WRITTEN (i) - (0.0)%
  (7,450)   News America Holdings, Strike price $100, expires 10/1/06
             (premium received-$0)                                                                $     (306,910)
                                                                                                  --------------

TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$809,809,214) - 100.0%                       $  830,872,475
                                                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Illiquid security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. These securities amounted to $70,559,086 or 8.5% of investments.
(c) Private Placement. Restricted as to resale and may not have a readily available market; the aggregate cost and value of such securities is $96,894,312 or 11.7% of investments.
(d) Floating Rate Security. Interest rate shown is the rate in effect at April 30, 2004.
(e) Security in default.
(f) Participation interests were acquired through the financial institution indicated parenthetically.
(g) Fair valued security.
(h) Credit-linked trust certificate
(i) Non-income producing security
(j) All or partial amount segregated as initial margin on futures contracts
+ The cost basis of portfolio securities for federal income tax purposes is $809,809,214. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $35,194,210; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $14,130,949; net unrealized appreciation for federal income tax purposes is $21,063,261

GLOSSARY:
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects rate in effect on April 30, 2004.
NR - Not Rated
WR - Withdrawn Rating

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS:

Investments, at value (cost-$809,809,214)                                                         $    831,179,385
Cash                                                                                                           993
Interest receivable                                                                                     15,466,566
Receivable for investments sold                                                                          1,833,298
Unrealized appreciation on swaps                                                                           165,522
Periodic payments receivable on swaps                                                                       56,833
Receivable for variation margin on futures contracts                                                        47,813
Net unrealized appreciation on forward foreign currency contracts                                            8,355
Prepaid expenses                                                                                            31,051
                                                                                                  ----------------
 Total Assets                                                                                          848,789,816
                                                                                                  ================
LIABILITIES:

Payable for investments purchased                                                                       10,961,481
Dividends payable to common and preferred shareholders                                                   3,821,474
Unrealized depreciation on swaps                                                                           578,372
Investment management fee payable                                                                          379,843
Options written, at value (premium received-$0)                                                            306,910
Periodic payments payable on swaps                                                                          46,128
Accrued expenses                                                                                           160,484
                                                                                                  ----------------
 Total Liabilities                                                                                      16,254,692
                                                                                                  ----------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE
 TO AN AGGREGATE OF 12,000 SHARES ISSUED AND OUTSTANDING)                                              300,000,000
                                                                                                  ----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                      $    532,535,124
                                                                                                  ================
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Common stock:
 Par value ($0.00001 per share, applicable to 35,712,112 shares issued and outstanding)           $            357
 Paid-in-capital in excess of par                                                                      506,975,340
Undistributed net investment income                                                                      1,028,140
Accumulated net realized gain on investments                                                             4,092,657
Net unrealized appreciation of investments, futures contracts, options written, swaps
 and foreign currency transactions                                                                      20,438,630
                                                                                                  ----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                      $    532,535,124
                                                                                                  ----------------
NET ASSET VALUE PER COMMON SHARE                                                                  $          14.91
                                                                                                  ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE INCOME FUND STATEMENT OF OPERATIONS
For the six months ended April 30, 2004 (unaudited)

INVESTMENT INCOME:

Interest                                                                                          $     27,833,951
Dividends                                                                                                  252,584
                                                                                                  ----------------
TOTAL INVESTMENT INCOME                                                                                 28,086,535
                                                                                                  ================
EXPENSES:

Investment management fees                                                                               3,167,308
Auction agent fees and commissions                                                                         383,022
Reports to shareholders                                                                                     96,812
Custodian and accounting agent fees                                                                         87,024
Audit and tax services                                                                                      29,994
Trustees' fees and expenses                                                                                 22,642
Transfer agent fees                                                                                         18,150
Legal fees                                                                                                  10,360
Insurance expense                                                                                            8,413
Investor relations                                                                                           5,440
Miscellaneous                                                                                               10,380
                                                                                                  ----------------
 Total expenses                                                                                          3,839,545
                                                                                                  ----------------
 Less: investment management fees waived                                                                  (844,616)
         custody credits earned on cash balances                                                            (2,274)
                                                                                                  ----------------
 Net expenses                                                                                            2,992,655
                                                                                                  ----------------

NET INVESTMENT INCOME                                                                                   25,093,880
                                                                                                  ================
REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:
 Investments                                                                                             4,057,574
 Futures contracts                                                                                         287,081
 Swaps                                                                                                      45,819
 Foreign currency transactions                                                                            (366,202)
Change in unrealized appreciation/depreciation on:
 Investments                                                                                            (4,796,674)
 Futures contracts                                                                                        (115,465)
 Swaps                                                                                                      44,293
 Written options                                                                                            18,506
 Foreign currency transactions                                                                              44,933
                                                                                                  ----------------
Net realized and unrealized loss on investments, futures contracts, options written, swaps and
 foreign currency transactions                                                                            (780,135)
                                                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                         24,313,745
                                                                                                  ================
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:

 Net investment income                                                                                  (1,110,773)
                                                                                                  ----------------
 Net realized gains                                                                                       (584,124)
                                                                                                  ----------------
Total dividends and distributions on preferred shares                                                   (1,694,897)
                                                                                                  ----------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                                                   22,618,848
                                                                                                  ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
                            APPLICABLE TO COMMON SHAREHOLDERS

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                            APRIL 30, 2004            YEAR ENDED
                                                                              (UNAUDITED)          OCTOBER 31, 2003
                                                                            ---------------        ---------------
INVESTMENT OPERATIONS:

Net investment income                                                       $    25,093,880        $    55,013,611+
                                                                            ---------------        ---------------
Net realized gain on investments, futures contracts, options
 written, swaps and foreign currency transactions                                 4,024,272             11,601,185+
                                                                            ---------------        ---------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
 transactions                                                                    (4,804,407)           100,041,581
                                                                            ---------------        ---------------
Net increase in net assets resulting from investment operations                  24,313,745            166,656,377
                                                                            ---------------        ---------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:

 Net investment income                                                           (1,110,773)            (3,826,864)
                                                                            ---------------        ---------------
 Net realized gains                                                                (584,124)                    --
                                                                            ---------------        ---------------
Total dividends and distributions on preferred shares                            (1,694,897)            (3,826,864)
                                                                            ---------------        ---------------
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                            22,618,848            162,829,513
                                                                            ---------------        ---------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:

 Net investment income                                                          (28,707,160)           (48,549,901)
                                                                            ---------------        ---------------
 Net realized gains                                                             (10,548,632)            (4,026,740)
                                                                            ---------------        ---------------
Total dividends and distributions to common shareholders                        (39,255,792)           (52,576,641)
                                                                            ---------------        ---------------
Reinvestment of dividends and distributions                                       4,717,803              4,219,227
                                                                            ---------------        ---------------
Total increase (decrease) in net assets applicable to common shareholders       (11,919,141)           114,472,099
                                                                            ===============        ===============
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Beginning of period                                                             544,454,265            429,982,166
                                                                            ---------------        ---------------
End of period (including undistributed net investment income
 of $1,028,140 and $5,752,193, respectively)                                $   532,535,124        $   544,454,265
                                                                            ===============        ===============

COMMON SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
 AND DISTRIBUTIONS:                                                                 308,847                301,974
                                                                            ===============        ===============

+ As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to reduce net investment income and increase net realized gain on swaps by $463,878.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE INCOME FUND NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Corporate Income Fund (the "Fund"), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. PA Fund Management LLC (the "Investment Manager") formerly PIMCO Advisors Fund Management LLC, serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.0001 par value common stock authorized.

The Fund seeks to achieve high current income with capital preservation and appreciation as secondary objectives by investing at least 80% of its assets in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) INTEREST RATE/CREDIT DEFAULT SWAPS
The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gains and losses.

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gains/losses and/or unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Asset and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

Periodic payments made or accrued under interest rate swap agreements were previously included within interest income but, as a result of a recent FASB Emerging Issues Task Force consensus and subsequent related Securities and Exchange Commission staff guidance, are now shown as a component of either realized gain (loss) or change in unrealized appreciation/depreciation in the Statement of Operations. This change does not affect the calculation of net asset value per share. The impact of this change on prior years' net investment income and realized and unrealized gain (loss) in the Statement of Changes in Net Assets and net investment income and realized gain (loss) per share amounts and ratios in the Financial Highlights have been modified accordingly.

(f) REPURCHASE AGREEMENTS
The Fund enters into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(h) OPTION TRANSACTIONS
The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(i) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(j) LOAN PARTICIPATIONS
When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

(k) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse the Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.42% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser had contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager such that the Sub-Adviser will receive 0.30% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Fund's operations through December 31, 2006, and will receive an increasing amount thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $1,266,923 in connection with its sub-advisory services for the six months ended April 30, 2004.

3. INVESTMENTS IN SECURITIES
For the six months ended April 30, 2004, purchases and sales of investments, other than short-term securities, were $239,702,234 and $271,202,836, respectively.

(a) Futures contracts outstanding at April 30, 2004:


                                                                             UNREALIZED
                                                   # OF     EXPIRATION      APPRECIATION
TYPE                                             CONTRACTS     DATE        (DEPRECIATION)
---------------------------------------------------------------------------------------------
Long:
     U.S. Treasury Notes 10 year                    90        6/21/04        $ (260,778)
     U.S. Treasury Notes 10 year                    10        9/21/04            (7,187)
     Financial Future Euro-90 day                  200       12/13/04            50,000
                                                                             ----------
                                                                             $ (217,965)
                                                                             ==========

(b) Credit default swap contracts outstanding at April 30, 2004:


                             NOTIONAL
SWAP                          AMOUNT                          FIXED
COUNTERPARTY/                PAYABLE ON                      PAYMENTS        UNREALIZED
REFERENCED DEBT               DEFAULT                        RECEIVED       APPRECIATION
OBLIGATION                     (000)     TERMINATION DATE     BY FUND      (DEPRECIATION)
---------------------------------------------------------------------------------------------
Merrill Lynch
General Electric Capital
  Corporation, Revolving
  Credit Facility
  0.61%, 5/19/2004           $   4,000       5/19/2004           0.61%       $      977

Merrill Lynch
Time Warner Inc.,
  0.00%, 12/6/2019              10,000        1/6/2005           2.15%          128,535

Wachovia
Sinclair Broadcast Group
  8.00%, 3/15/2012               3,000       6/30/2004           3.00%             (256)

Bear Stearns
Bombardier
  2.70%, 9/20/2004               5,000       9/20/2004            2.7%           36,010
                                                                             ----------
                                                                             $  165,266
                                                                             ==========

(c) Interest rate swap contract outstanding at April 30, 2004:


                                                                RATE TYPE
                                               -------------------------------------------
                  NOTIONAL
SWAP               AMOUNT       TERMINATION     PAYMENTS MADE BY   PAYMENTS RECEIVED BY          UNREALIZED
COUNTERPARTY      (IN 000)         DATE             THE FUND             THE FUND               DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Lehman Brothers   $ 7,450        10/1/2006         7.43%          3 month LIBOR plus 1.15%      $    578,116
                                                                                                ------------

LIBOR - London Interbank Offered Rate

(d) Forward foreign currency contracts outstanding at April 30, 2004:

                                                 U.S.$ VALUE ON          U.S.$ VALUE             UNREALIZED
SOLD:                                           ORIGINATION DATE       APRIL 30, 2004           APPRECIATION
--------------------------------------------------------------------------------------------------------------
7,800,000 Euros, settling 5/10/04                $  9,356,061           $  9,347,706            $      8,355
                                                                                                ------------

(e) Transactions in options written for the six months ended April 30, 2004 were:

                                                      CONTRACTS       PREMIUMS
----------------------------------------------------------------------------------
Options outstanding, October 31, 2003                     7,450       $      0
                                                      ---------       --------
Options outstanding, April 30, 2004                       7,450       $      0
                                                      ---------       --------

4. AUCTION PREFERRED SHARES
The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually to Preferred Stockholders.

For the six months ended April 30, 2004, the annualized dividend rate ranged from:

                                           HIGH             LOW     AT APRIL 30, 2004
----------------------------------------------------------------------------------------
Series M                                   1.30%           1.00%          1.10%
Series T                                   1.38%           1.00%          1.07%
Series W                                   1.47%           1.03%          1.10%
Series TH                                  1.47%           1.00%          1.11%
Series F                                  1.479%           1.01%          1.11%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On May 3, 2004, a dividend of $0.10625 per share was declared to common shareholders payable June 1, 2004 to shareholders of record on May 14, 2004.

On June 1, 2004, a dividend of $0.10625 per share was declared to common shareholders payable July 1, 2004 to shareholders of record on June 11, 2004.

6. LEGAL PROCEEDINGS
On May 6, 2004, the Securities and Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investing Manager, certain affiliates of the Investment Manager, Stephen J. Treadway (the chief executive officer of the Investment Manager as well as the chairman and a trustee of the Fund) had, among other things, violated and/or aided and abetted violations of various antifraud provisions of the federal securities laws in connection with alleged "marketing timing" arrangements in certain open-end investment companies advised by the Investment Manager. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The above complaint does not allege that any inappropriate activity took place in the Fund and the Fund is not named in the complaint.

In addition, on June 1, 2004, ADAM and certain other affiliates of the Investment Manager entered into a consent order and final judgment with the Attorney General of the State of New Jersey (the "NJAG") in settlement of a lawsuit filed by the NJAG on February 17, 2004 in connection with alleged "market timing" arrangements. Under the terms of the settlement, ADAM and certain of its affiliates agreed to pay the State of New Jersey a civil monetary penalty of

$15 million and $3 million for investigative costs. In addition, ADAM and certain of its affiliates agreed to make several corporate governance changes. Also on June 1, 2004, the NJAG dismissed its claims against the Sub-Adviser, which had been filed as part of the same lawsuit.

If the Commission (or other regulator) were to obtain a court injunction against the Investment Manager, its affiliates or Mr. Treadway, they and their affiliates (including the Sub-Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, the Investment Manager and the Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub-Adviser and their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February, 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager and the Sub-Adviser and their trustees (including Mr. Treadway) have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specific periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Fund has been named in several class action lawsuits. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming ADAM, the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Fund), their boards of trustees and/or their affiliates.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services related to the Fund.

PIMCO CORPORATE INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:

                                                                    SIX MONTHS                           FOR THE PERIOD
                                                                      ENDED                               DECEMBER 21,
                                                                  APRIL 30, 2004        YEAR ENDED       2001* THROUGH
                                                                   (UNAUDITED)       OCTOBER 31, 2003   OCTOBER 31, 2002
                                                                  --------------     ----------------   ----------------
Net asset value, beginning of period                               $     15.38        $       12.25      $     14.33**
                                                                   -----------        -------------      -----------
INVESTMENT OPERATIONS:

Net investment income                                                     0.70                 1.55#            1.12+#
                                                                   -----------        -------------      -----------
Net realized and unrealized gain (loss) on investments                   (0.02)                3.18#           (2.00)#
                                                                   -----------        -------------      -----------
Total from investment operations                                          0.68                 4.73            (0.88)
                                                                   -----------        -------------      -----------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:

   Net investment income                                                 (0.03)               (0.11)           (0.11)
                                                                   -----------        -------------      -----------
   Net realized gains                                                    (0.01)                   -                -
                                                                   -----------        -------------      -----------
Total dividends and distributions on preferred shares                    (0.04)               (0.11)           (0.11)
                                                                   -----------        -------------      -----------
Net increase (decrease) in net assets applicable to common
  shares resulting from investment operations                             0.64                 4.62            (0.99)
                                                                   -----------        -------------      -----------
DIVIDENDS AND DISTRIBUTION TO COMMON SHAREHOLDERS FROM:

   Net investment income                                                 (0.81)               (1.38)           (0.96)
                                                                   -----------        -------------      -----------
   Net realized gains                                                    (0.30)               (0.11)               -
                                                                   -----------        -------------      -----------
Total dividends and distributions to common shareholders                 (1.11)               (1.49)           (0.96)
                                                                   -----------        -------------      -----------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in
  excess of par                                                              -                    -            (0.03)+
                                                                   -----------        -------------      -----------
Preferred shares offering costs/underwriting discount charged
  to paid-in capital in excess of par                                        -                    -            (0.10)+
                                                                   -----------        -------------      -----------
  Total capital share transactions                                           -                    -            (0.13)
                                                                   -----------        -------------      -----------
Net asset value, end of period                                     $     14.91        $       15.38      $     12.25
                                                                   -----------        -------------      -----------
Market price, end of period                                        $     13.81        $       15.43      $     13.24
                                                                   -----------        -------------      -----------
TOTAL INVESTMENT RETURN (1)                                              (3.81)%              29.29%           (5.30)%
                                                                   -----------        -------------      -----------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders,
  end of period (000)                                              $   532,535        $     544,454      $   429,982
                                                                   -----------        -------------      -----------
Ratio of expenses to average net assets (2)(3)(4)                         1.10%(5)             1.15%            1.07%(5)
                                                                   -----------        -------------      -----------
Ratio of net investment income to average net assets (2)(4)               9.19%(5)            10.90%#           9.83%(5)#
                                                                   -----------        -------------      -----------
Preferred shares asset coverage per share                          $    69,374        $      70,367      $    60,826
                                                                   -----------        -------------      -----------
Portfolio turnover                                                          29%                  63%              77%
                                                                   -----------        -------------      -----------

*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
+     Calculated based on average daily shares outstanding.
# As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to prior year amounts, resulting in reductions to the ratio of net investment income to average net assets of 0.09% and 0.16% and to net investment income per share of $0.02 and $0.02 for the fiscal periods ending October 31, 2003 and 2002, respectively.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(l) in Notes to Financial Statements).
(4) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.41% (annualized) and 8.88% (annualized), respectively, for the six months ended April 30, 2004, 1.47% and 10.58%, respectively for the year ended October 31, 2003 and 1.37% (annualized) and 9.53% (annualized), respectively, for the period December 21, 2001 (commencement of operations) through October 31, 2002.
(5)   Annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
   Trustee, Chairman, Chairman of the Board
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan III
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President & Secretary
David C. Hinman
   Vice President
Raymond G. Kennedy
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER

PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS   Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT   Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES Disclosure requirement not currently effective

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates, which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO CORPORATE INCOME FUND


By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date July 9, 2004
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date July 9, 2004
-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date July 9, 2004
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date July 9, 2004
-----------------